Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aggregate purchase shares			18,166,659	16,980,774		16,228,974	16,343,097	11,951,411
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Investment Income, Interest			$ 117,000	$ 755,000		$ 1,146,000	$ 630,000	$ 489,000
Net income (loss)	418,000	$ 355,000
Deferred Tax Assets, Valuation Allowance					$ 24,037,000	$ 41,473,000	$ 24,037,000
Effective Income Tax Rate Reconciliation, Percent						1.00%	(11.90%)	38.40%
Unrecognized Tax Benefits					2,824,000	$ 4,188,000	$ 2,824,000	$ 1,763,000	$ 1,884,000
GRAF INDUSTRIAL CORP.
Aggregate purchase shares			28,895,338			19,263,558
Cash, FDIC Insured Amount						$ 250,000
Business combination tangible assets net	5,000,001		$ 5,000,001			$ 5,000,001
Number of shares classified outside of permanent equity			11,202,651			21,182,947	22,576,796
Approximate amount of investment income	73,000	1,500,000	$ 846,000	2,900,000
Funds Available For Withdrawn From Trust	55,000	369,000	257,000	612,000		$ 1,179,632	$ 317,669
Investment income on Trust Account, net of taxes and funds available to be withdrawn	18,000	1,100,000	589,000	2,300,000		4,060,158	807,512
Franchise tax expense					103,013	100,350
Net income (loss)			3,000,000.0	1,400,000	3,268,294	17,983,088
Deferred Tax Assets, Valuation Allowance					$ 37,594	$ 166,790	$ 37,594
Income attributable to Public Shares	18,000	1,100,000	589,000	2,300,000
Net loss after adjusting for income attributable to Public Shares	436,000	$ 747,000	3,600,000	$ 3,700,000
Effective Income Tax Rate Reconciliation, Percent						(8.40%)	5.00%
Unrecognized Tax Benefits	$ 0		$ 0			$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						$ 0
GRAF INDUSTRIAL CORP. | Common Stock
Stock Issued During Period, Shares, New Issues					24,376,512
GRAF INDUSTRIAL CORP. | Common Stock
Stock Issued During Period, Shares, New Issues			17,549,365			24,376,512